Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventories
Schedule of inventory
	As of December 31,	As of December 31,
	2013	2014
	RMB	RMB
Raw materials	522,302	603,110
Work-in-progress	71,676	130,055
Finished goods	753,116	1,153,103
Total	1,347,094	1,886,268